UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           1370 Pittsford Mendon Road
                               Mendon, NY  14506
                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           1370 Pittsford Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3650

Date of fiscal year end: June 30, 2004

Date of reporting period: July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

                     Bullfinch Fund, Inc. Unrestricted Series
                                  TICKER: BUNRX
                               PROXY VOTING RECORD
                               7/1/2003-6/30/2004


Activision, Inc.
ATVI
4930202
9/18/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Seven directors                               Management Against Against
2. Amend Cert of Corp                            Management Against Against
3. 2003 Incentive Plan                           Management Against Against
4. Select Auditors                               Management For     For
==============================================================================

Conagra Foods, Inc.
CAG
205887102
9/25/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Four directors                                Management Against Against
2. Appoint auditors                              Management For     For
3. Genetically engineer food                     Shareholder Against For
4. Stock option chgs                             Shareholder For     Against
5. Stockholder rights                            Shareholder For     Against
==============================================================================

Paychex, Inc
PAYX
704326107
10/2/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Seven directors                               Management For     For
==============================================================================

Oracle Corp.
ORCL
68389X105
10/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Ten directors                                 Management Against Against
2. 2004 Exec Bonus                               Management Against Against
3. Ratify auditors                               Management For     For
4. Directors Stock Plan                          Management For     For
5. China Business Prin                           Shareholder Against For
==============================================================================

Cisco Systems, INC
CSCO
17275R102
11/11/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Eleven directors                              Management For     For
2. Employee Stk Purch Plan                       Management Against Against
3. Ratify auditors                               Management For      For
4. Report on Gov't Sales                         Shareholder Against For
5. Compensation Report                           Shareholder Against For
==============================================================================

Microsoft Corp
MSFT
594918104
11/11/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Ten directors                                 Management Against Against
2. Employee stock plan                           Management Against Against
3. Director stock plan                           Management Against Against
4. Forbid contributions                          Shareholder Against For
==============================================================================

Maytag
MYG
578592107
5/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
3. Approval of Employee Disc Stck Purchase Prog  Management For     For
4. Repeal of Article 11 of Cert. Of Inc.         Management For     For
5. Classification of Board                       Shareholder Against For
6. Poison Pill Provisions                        Shareholder Against For
==============================================================================

First American Corp
FAF
318522307
5/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
==============================================================================

Serologicals
SERO
817523103
5/12/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
==============================================================================

Nisource
NI
65473P105
5/11/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Chesapeake Utilities
CPK
185303108
5/6/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
==============================================================================

Motorola
MOT
620076109
5/3/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Commonsense Compensation                      Shareholder Against For
3. Performance and Time Restricted Shares        Shareholder For Against
==============================================================================

Checkpoint Systems
CKP
162852103
4/29/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Omnibus Incentive Plan                        Management For     For
3. Employee Stock Purchase Plan                  Management For     For
==============================================================================

Altria
MO
02209s103
4/29/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
3. Stockholder no 1                              Shareholder Against For
4. Stockholder no 2                              Shareholder Against For
5. Stockholder no 3                              Shareholder Against For
6. Stockholder no 4                              Shareholder Against For
7. Stockholder no 5                              Shareholder Against For
8. Stockholder no 6                              Shareholder For     Against
==============================================================================

Delphi Corp
DPH
247126105
5/6/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Auditors                                      Management For     For
3. Incentive Plan                                Management For     For
4. Long-Term Incentive Plan                      Management For     For
5. Redemption of Stockholder's Rights Plan       Shareholder For     Against
6. Annual Election of Directors                  Shareholder For     Against
7. International Operations Code                 Shareholder Against For
==============================================================================

Lincoln Electric
LECO
533900106
4/29/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Amerus Group
AMH
03072M108
5/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Amendment to Articles of Inc                  Management For     For
3. Employee Stock Option Plan                    Management For     For
4. Ratify Auditors                               Management For     For
==============================================================================

VF Corporation
VFC
918204108
4/27/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Stock Compensation Plan                       Management For     For
3. Ratify Auditors                               Management For     For
4. Declassification of Board of Directors        Shareholder For     Against
5. Labor Restrictions                            Shareholder Against For
==============================================================================

Mattel
MAT
577081102
5/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. For Directors                                 Management For     For
2. Ratify Auditors                               Management For     For
3. Management Compensation restrictions          Shareholder Against For
4. Independent Auditors Services                 Shareholder For     Against
==============================================================================

Dollar General
DG
256669102
5/25/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Curative Health Services
CURE
23126W100
6/2/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Intel Corporation
INTC
458140100
5/19/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
3. Equity Incentive Plan                         Management For     For
4. Expensing of Stock Options                    Shareholder For     Against
5. Performance Vesting Stock                     Shareholder Against For
6. Performance Based Stock Options               Shareholder Against For
==============================================================================

Trustco
TRST
898349105
5/17/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. For Marinello, Director                       Management For     For
3. Director's Stock Option Plan                  Management For     For
4. Stock Option Plan                             Management For     For
5. Amendment to Cert. Of Inc                     Management For     For
6. Ratify Auditors                               Management For     For
==============================================================================

Corning
GLW
219350105
4/29/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
3. Severance Limitation                          Shareholders For Against
==============================================================================

The Bysys Group, Inc.
BSG
055472104
9/19/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Seven Directors                             Management W/H All Against
2. 2004 Employee Stock Plan                      Management Against Against
3. Ratify Auditor                                Management For     For
==============================================================================

General Electric
GE
369604103
4/28/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Fifteen directors                             Management For     For
2. Appoint auditors                              Management For     For
3. Amend performance goals                       Management For     For
4. Cumulative Voting                             Shareholder For     Against
5. Shareholder Proposal                          Shareholder Against For
==============================================================================

Diebold
DBD
253651103
4/22/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Auditors                                      Management For     For
==============================================================================

National City Corp
NCC
635405103
4/27/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Equity Incentive Plan                         Management For     For
3. Incentive Plan amendment                      Management For     For
4. Auditors                                      Management For     For
==============================================================================

Sensient Technologies
SXT
81725T100
4/22/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Director's Stock Plan                         Management For     For
3. Incentive Comp Plan	                          Management For     For
4. Auditors                                      Management For     For
==============================================================================

Dell
DELL
247025109
5/27/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
3. Expense Option                                Shareholder For     Against
==============================================================================

PPD Inc.
PPDI
717124101
5/19/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
==============================================================================

Synopsis
SNPS
871607107
5/26/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Directors Stock Option Plan                   Management For     For
3. Ratify Auditors                               Management For     For
==============================================================================

Genesco
GCO
371532102
6/23/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
==============================================================================

Hasbro
HAS
418056107
5/20/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Management Performance Plan                   Management For     For
3. Ratify Auditors                               Management For     For
4. Global Rights                                 Shareholder Against Against
==============================================================================

Fiserv
FISV
337738108
4/6/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
4. Stock Option Plan                             Management For     For
==============================================================================

AJ Gallagher
AJG
363576109
5/18/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================


                     Bullfinch Fund, Inc. Western New York Series
                                  TICKER: BWNYX
                               PROXY VOTING RECORD
                               7/1/2003-6/30/2004


Graham Corp.
GHM
384556106
7/22/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Two directors                                 Management For     For
2. Ratify auditors                               Management For     For
==============================================================================

CPAC, Inc.
CPAK
126145101
8/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Five directors                                Management Against Against
2. Appoint Auditors                              Management For     For
3. Require 3 stand. Comms.                       Management For     For
4. Option grant to dir                           Management Against Against
==============================================================================

Columbus McKinnon
CMCO
199333105
8/18/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Seven directors                               Management W/H Ladds Against
==============================================================================

Paychex, Inc.
PAYX
704326107
10/2/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Seven directors                               Management For     For
==============================================================================

Oracle Corp.
ORCL
68389X105
10/13/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Ten directors                                 Management Against Against
2. 2004 Exec Bonus                               Management Against Against
3. Ratify auditors                               Management For     For
4. Directors Stock Plan                          Management For     For
5. China Business Principles                     Shareholder Against For
==============================================================================

Cisco Systems, INC
CSCO
17275R102
11/11/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Eleven directors                              Management For     For
2. Employee Stock Purchase Plan                  Management Against Against
3. Ratify auditors                               Management For     For
4. Report on Gov't Sales                         Shareholder Against For
5. Compensation Report                           Shareholder Against For
==============================================================================

Harris Interactive
HPOL
414549105
10/11/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. 3 Directors                                   Management Against Against
==============================================================================

Moog, Inc.
MOGA
615394202
1/14/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. One director                                  Management Against Against
2. Amend Inc. Bd Size                            Management Against Against
3. Ratify auditors                               Management For     For
==============================================================================

Altria
MO
02209s103
4/29/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
3. Stockholder no 1                              Shareholder Against For
4. Stockholder no 2                              Shareholder Against For
5. Stockholder no 3                              Shareholder Against For
6. Stockholder no 4                              Shareholder Against For
7. Stockholder no 5                              Shareholder Against For
8. Stockholder no 6                              Shareholder For     Against
==============================================================================

Veramark Technologies
VERA
923351100
5/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
=============================================================================

Genesee & Wyoming
GWR
371559105
5/12/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Omnibus Incentive Plan                        Management For     For
3. Ratify Auditors                               Management For     For
==============================================================================

Eastman Kodak
EK
277461109
5/12/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Ratify Auditors                               Management For     For
3. Reaffirm Performance Goals                    Management For     For
4. Chemicals Policy                              Shareholder Against For
5. Limit CEO Comp                                Shareholder Against For
==============================================================================

American Locker Group
ALGI
27284108
5/11/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
==============================================================================

Home Properties
HME
437306103
5/4/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Computer Task Group
CTG
205477102
5/5/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Equity Award Plan                             Management For     For
==============================================================================

Delphi Corp
DPH
247126105
5/6/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Auditors                                      Management For     For
3. Incentive Plan                                Management For     For
4. Long-Term Incentive Plan                      Management For     For
5. Redemption of Stockholder's Rights Plan       Shareholder For     Against
6. Annual Election of Directors                  Shareholder For     Against
7. International Operations Code                 Shareholder Against For
==============================================================================

Sovran Self Storage
SSS
84610H108
5/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. For Directors                                 Management For     For
2. Outside Directors Stock Option Plan           Management For     For
3. Amendment to Dfrd Comp Plan Appoint All Dirs  Management For     For
4. Ratify Auditors                               Management For     For
==============================================================================

Mattel
MAT
577081102
5/13/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. For Directors                                 Management For     For
2. Ratify Auditors                               Management For     For
3. Management Compensation restrictions          Shareholder Against For
4. Independent Auditors Services                 Shareholder For     Against
==============================================================================

Dollar General
DG
256669102
5/25/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Southwest Airlines
LUV
844741108
5/19/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Northrop Grumman
NOC
666807102
5/18/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint All Directors                         Management For     For
2. Ratify Auditors                               Management For     For
3. Military Contract Criteria                    Shareholder Against For
4. Classified Board                              Shareholder For     Against
==============================================================================

Corning
GLW
219350105
4/29/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
3. Severance Limitation                          Shareholders For Against
==============================================================================


National Fuel Gas
NFG
636180101
2/19/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Two directors                                 Management For     For
2. Ratify auditors                               Management For     For
3. Shareholder proposal                          Shareholder Against For
==============================================================================

General Electric
GE
369604103
4/28/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Fifteen directors                             Management For     For
2. Appoint auditors                              Management For     For
3. Amend performance goals                       Management For     For
4. Cumulative Voting                             Shareholder For     Against
5. Shareholder Proposal                          Shareholder Against For
==============================================================================

Dell
DELL
247025109
5/27/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
3. Expense Option                                Shareholder For     Against
==============================================================================

Ingram Micro
IM
457103104
5/25/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
==============================================================================

Ultralife Batteries
ULBI
903899102
6/10/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
3. Long term Incentive Plan                      Management For     For
==============================================================================

Mod Pac
MPAC
607495108
5/20/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
3. Poison Pill                                   Shareholder Against For
==============================================================================

Wilson Greatbatch
GB
972232102
5/25/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
==============================================================================

Gibraltar Steel
ROCK
37476F103
5/20/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Incentive Stock Option Plan                   Management For     For
==============================================================================

Constellation Brands, Inc.
STZ
21036P108
7/20/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Xerox
XRX
984121103
5/20/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
3. Performance Incentive Plan                    Management Against Against
4. Equity Compensation for Directors             Management For     For
==============================================================================

Performance Technologies, Inc.
PTIX
71376K102
6/30/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================

Servotronics
SVT
817732100
7/3/2003
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Appoint Directors                             Management For     For
==============================================================================

                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President



August 31, 2004